Shareholder Report, Average Annual Return (Details) LMF6900_Western Asset Variable Global High Yield Bond Portfolio_Class II_TSR Annual {Class II}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
Average Annual Return, Percent	9.95%	2.34%	5.09%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Bloomberg Global High Yield Index (Hedged)(USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global High Yield Index (Hedged)(USD)
Average Annual Return, Percent	10.02%	4.77%	6.31%